Split-Off Of Axis Business (Tables)	12 Months Ended
Dec. 31, 2013
Split-Off Of Axis Business [Abstract]
Schedule of supplemental information of net assets after split-off
2011
Cash and cash equivalents ...............................................................................................................	$35,425
Other receivables...............................................................................................................................	33,506
Inventories.........................................................................................................................................	27,686
Prepaid expenses and other current assets.......................................................................................	3,211
Property and equipment, net .................................................................................................................	10,190
Deferred income taxes .........................................................................................................................	4,225
Accounts payable.................................................................................................................................	(53,868)
Income taxes payable...........................................................................................................................	(1,181)
Other taxes payable...............................................................................................................................	(2,148)
Accrued payroll and other liabilities.........................................................................................................	(8,479)
Intercompany payable...........................................................................................................................	(3,309)
Net book value.....................................................................................................................................	$45,258